AB VALUE FUNDS (“Value Funds”)

- AB Large Cap Value Fund

Class A (Ticker: ABVAX); Class C (Ticker: ABVCX); Advisor Class (Ticker: ABVYX);

Class I (Ticker: ABVIX); Class Z (Ticker: ABVZX)

- AB Equity Income Fund

Class A (Ticker: AUIAX); Class C (Ticker: AUICX); Advisor Class (Ticker: AUIYX);

Class I (Ticker: AUIIX); Class Z (Ticker: AUIZX)

AB INSTITUTIONAL FUNDS (“Institutional Funds”)

- AB Global Real Estate Investment Fund II

Class I (Ticker: ARIIX)

AB CORPORATE SHARES (“Corporate Shares”)

- AB Corporate Income Shares (ACISX)

AB BOND FUNDS (“Bond Funds”)

- AB Sustainable Thematic Credit Portfolio

Class A (Ticker: STHAX); Advisor Class (Ticker: STHYX)

AB WEALTH STRATEGIES (“Wealth Strategies”)

- AB Sustainable Thematic Balanced Portfolio

Class A (Ticker: ABPAX); Class C (Ticker: ABPCX); Class I (Ticker: APWIX);

Advisor Class (Ticker: ABPYX); Class Z (Ticker: ABPZX)

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated September 8, 2025 to the following Prospectuses and Summary Prospectuses, as amended:

Prospectus	Date
Value Funds	February 28, 2025, as revised March 1, 2025
Institutional Funds	January 31, 2025
Corporate Shares	August 29, 2025
Bond Funds	January 31, 2025
Wealth Strategies	December 31, 2024

* * * * *

Effective immediately, the following replaces the chart under the heading “Portfolio Manager(s)” in the summary sections of the Prospectuses and Summary Prospectuses for the following Funds.

 AB Large Cap Value Fund

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Justin Moreau	Since September 2025	Senior Vice President of the Adviser
Snezhana Otto	Since September 2025	Senior Vice President of the Adviser

AB Equity Income Fund

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Artem Dergunov	Since September 2025	Senior Vice President of the Adviser
Snezhana Otto	Since September 2025	Senior Vice President of the Adviser

AB Global Real Estate Investment Fund II

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Artem Dergunov	Since September 2025	Senior Vice President of the Adviser
Philippos Philippides	Since 2023	Senior Vice President of the Adviser

*  *  *  *  *

Effective October 1, 2025, the following replaces the chart under the heading “Portfolio Managers” in the summary sections of the Prospectuses and Summary Prospectuses for the following Funds.

AB Corporate Income Shares

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Naveen Kumar	Since October 2025	Senior Vice President of the Adviser
Timothy Kurpis	Since 2023	Senior Vice President of the Adviser

AB Sustainable Thematic Credit Portfolio

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Souheir Asba	Since April 2025	Vice President of the Adviser
Naveen Kumar	Since October 2025	Senior Vice President of the Adviser
Timothy Kurpis	Since 2024	Senior Vice President of the Adviser
William Smith	Since October 2025	Senior Vice President of the Adviser

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AB Sustainable Thematic Balanced Portfolio

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Timothy Kurpis	Since October 2025	Senior Vice President of the Adviser
Daniel C. Roarty	Since 2021	Senior Vice President of the Adviser
Benjamin Ruegsegger	Since 2021	Senior Vice President of the Adviser

* * * * *

Effective immediately, the following replaces certain information under the heading “Management of the Fund(s) – Portfolio Managers” in the Prospectuses for the following Funds.

AB Large Cap Value Fund

Fund and Responsible Group	Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
AB Large Cap Value Fund U.S. Value Senior Investment Management Team	Justin Moreau; since September 2025; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position, including as a research analyst, since prior to 2020.
	Snezhana Otto; since September 2025; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which she has been associated in a substantially similar capacity to her current position, including as a research analyst, since prior to 2020.

AB Equity Income Fund

Fund and Responsible Group	Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
AB Equity Income Fund U.S. Equity Income Senior Investment Management Team	Artem Dergunov; since September 2025; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position, including as a senior research analyst, since 2022. Prior to joining the Adviser in 2022, he was a vice president of Corporate Strategy at SAP since prior to 2020.
	Snezhana Otto; since September 2025; Senior Vice President of the Adviser	See above.

AB Global Real Estate Investment Fund II

Employee; Year; Title	Principal Occupation(s) During the Past Five (5) Years
Artem Dergunov; since September 2025; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position, including as a senior research analyst, since 2022. Prior to joining the Adviser in 2022, he was a vice president of Corporate Strategy at SAP since prior to 2020.
Philippos Philippides; since 2023; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity, including as a senior research analyst, since prior to 2020.

* * * * *

Effective October 1, 2025, the following replaces certain information under the heading “Management of the Funds – Portfolio Managers” in the Prospectuses for the following Funds.

AB Corporate Income Shares

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
Naveen Kumar; since October 2025; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since April 2025. Prior to joining the Adviser, he was a portfolio manager at J.P. Morgan Investment Management Inc. since prior to 2020.
Timothy Kurpis; since 2023; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity and as a trader since prior to 2020.

AB Sustainable Thematic Credit Portfolio

Fund and Responsible Team	Employee; Year; Title	Principal Occupation(s) During the Past Five (5) Years
AB Sustainable Thematic Credit Portfolio Sustainable Thematic Credit Team	Souheir Asba; since April 2025; Vice President of the Adviser

Vice President and Portfolio Manager of the Adviser, with which she has been associated in a substantially similar capacity to her current position since 2024. Prior thereto, she was a portfolio manager at BlackRock in the Global Investment Grade Credit team since prior to 2020.

Naveen Kumar; since October 2025; Senior Vice President of the Adviser

Senior Vice President of the Adviser, with which he has been associated since April 2025. Prior to joining the Adviser, he was a portfolio manager at J.P. Morgan Investment Management Inc. since prior to 2020.

	Timothy Kurpis; since 2024; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity and as a trader since prior to 2020.
	William Smith; since October 2025; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2020. He is also Director of US High Yield Credit.

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AB Sustainable Thematic Balanced Portfolio

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
Timothy Kurpis; since October 2025; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity and as a trader since prior to 2020.
Daniel C. Roarty; since 2021; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2020. He is also Chief Investment Officer of Sustainable Thematic Equities.
Benjamin Ruegsegger; since 2021; Senior Vice President of the Adviser	Senior Vice President and Senior Research Analyst of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2020.

Each Statement of Additional Information is revised, as applicable, to incorporate changes conforming to this Supplement.

*   *   *   *   *

This Supplement should be read in conjunction with the Prospectuses for the Funds.

You should retain this Supplement with your Prospectus(es) for future reference.

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